Note 5 - Due to Related Parties (Details Narrative) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Related Party Transactions [Abstract]
Accretion Expense	CAD 60,415	CAD 8,884	CAD 143,645	CAD 17,714
Interest Expense, Debt	CAD 41,446	CAD 45,339	CAD 81,364	CAD 90,185